employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 5	$ 6	$ 9	$ 10
Other defined contribution pension plans	25	22	47	40
Total	$ 30	$ 28	$ 56	$ 50